Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 8—Commitments and Contingencies

Certain Obligations, Liabilities and Litigation

        We may be subject to various obligations, liabilities and litigation assumed in connection with or arising out of our acquisitions or otherwise arising in connection with our business, some of which may be indemnifiable by third parties. If these liabilities are greater than expected or were not known to us at the time of acquisition, if we are not entitled to indemnification, or if the responsible third party fails to indemnify us, such obligations, liabilities and litigation could have a material adverse effect on our business, financial condition, results of operations and liquidity. In addition, in connection with the sale or leasing of our properties, we may incur various obligations and liabilities, including indemnification obligations to the buyer or tenant, relating to the operations of those properties, which could have a material adverse effect on our business, financial condition, results of operations and liquidity.